Associated Companies - Additional Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	49.07%
MediaKind [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	49.00%
Investments	kr 0.8	kr 0.8
Share amount in earnings	(0.4)	(0.4)
Remaining investments in associates	0.0	0.4
Loan to associates	kr 0.5	kr 0.5